Offerings	Aug. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares represented by ADSs issuable upon exercise of Warrants
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.40
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 10 ordinary shares) have been registered on a separate registration statement on Form F-6 (File No. 333-297366).

The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 5,750,000.00
Amount of Registration Fee	$ 794.08
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 10 ordinary shares) have been registered on a separate registration statement on Form F-6 (File No. 333-297366).

The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.

Please note that our offering amount has decreased from $5,750,000 to $4,000,000 so the filing fee has decreased from $794.08 to $552.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares represented by ADSs issuable upon exercise of Warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 10 ordinary shares) have been registered on a separate registration statement on Form F-6 (File No. 333-297366).

The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.

No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the American Depositary Shares issuable upon exercise of Representative's Warrants
Maximum Aggregate Offering Price	$ 359,375.00
Amount of Registration Fee	$ 49.63
Offering Note	In the form of American Depositary Shares (as evidenced by American Depositary Receipts, each representing 10 ordinary shares) have been registered on a separate registration statement on Form F-6 (File No. 333-297366).

The maximum aggregate offering price has been estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933.

The maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative’s Warrant will be exercisable at a per share exercise price equal to 125% of the public offering price per ADS. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities, the proposed maximum aggregate offering price of the Representative’s Warrant is $250,000, which is equal to 125% of $200,000.

Please note that our offering amount has decreased from $395,375 to $250,000 so the filing fee has decreased from $49.63 to $34.53.